Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill.
Summary of Intangible Assets and Goodwill

		Rights on	Customer	Educational		Software license and		Educational	Non-compete
	Goodwill	contracts	relationships	system	Copyrights	development	Trademarks	platform	agreement	In Progress	Total

Cost
As of December 31, 2018	89,634	15,263	23,045	36,656	12,692	2,808	19,177	21,911	1,097	2,213	224,496
Corporate restructuring	(53,521)	—	—	—	—	—	—	—	—	—	(53,521)
Acquisitions	—	—	—	—	8,377	4,441	—	23,634	309	6,341	43,102
Disposals	—	—	—	—	—	—	—	(1,841)	—	—	(1,841)
Acquisitions through business combinations	880,654	—	183,926	214,567	—	11,163	336,121	24,728	6,897	20,607	1,678,663
Transfer	—	—	—	—	—	—	—	19,555	—	(19,555)	—
As of December 31, 2019	916,767	15,263	206,971	251,223	21,069	18,412	355,298	87,987	8,303	9,606	1,890,899
Acquisitions	—	—	—	—	8,131	22,127	3	51,262	431	14,873	96,827
Disposals	—	—	—	—	(3)	(94)	—	(4,607)	—	—	(4,704)
Acquisitions through business combinations	477,584	—	115,172	29,775	14	5,103	121,053	13,102	3,122	—	764,925
Transfer	—	—	—	—	249	(231)	—	22,604	—	(22,622)	—
As of December 31, 2020	1,394,351	15,263	322,143	280,998	29,460	45,317	476,354	170,348	11,856	1,857	2,747,947

Amortization
As of December 31, 2018	—	(3,949)	(7,560)	(12,716)	(3,939)	(648)	(3,810)	(3,860)	(274)	—	(36,756)
Amortization	—	(1,342)	(6,450)	(9,518)	(7,743)	(2,307)	(4,431)	(10,449)	(536)	—	(42,776)
Amortization of disposals	—	—	—	—	—	—	—	536	—	—	536
As of December 31, 2019	—	(5,291)	(14,010)	(22,234)	(11,682)	(2,955)	(8,241)	(13,773)	(810)	—	(78,996)
Amortization	—	(1,527)	(24,227)	(26,941)	(6,421)	(6,789)	(19,074)	(35,072)	(1,947)	—	(121,998)
Amortization of disposals	—	—	—	—	—	3	—	2,681	—	—	2,684
As of December 31, 2020	—	(6,818)	(38,237)	(49,175)	(18,103)	(9,741)	(27,315)	(46,164)	(2,757)	—	(198,310)

Net book value
As of December 31, 2018	89,634	11,314	15,485	23,940	8,753	2,160	15,367	18,051	823	2,213	187,740
As of December 31, 2019	916,767	9,972	192,961	228,989	9,387	15,457	347,057	74,214	7,493	9,606	1,811,903
As of December 31, 2020	1,394,351	8,445	283,906	231,823	11,357	35,576	449,039	124,184	9,099	1,857	2,549,637

Summary of Carrying Amount of Goodwill by Operating Segment	The carrying amount of goodwill by operating segment was:

	2020	2019
Core	918,091	755,539
Supplemental	476,260	161,228
	1,394,351	916,767

Summary of Fair Value Calculations of Discounted Cash Flow Model

The value-in-use calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

			Growth rate
	Budget period		beyond budget
	growth rate		period		Discount rate
	2020	2019	2020	2019	2020	2019
Core	9.2%	11.1%	3.2%	4.3%	11.1%	12.7%
Supplemental	17.3%	18.3%	3.2%	4.3%	12.4%	14.5%

Summary of Estimated Useful lives of Intangible Assets

The estimated useful lives of intangible assets for the years ended December 31, 2020, are as follows:

Years
Rights on contracts	10
Customer relationships	5 to 16
Educational system	3 to 10
Copyrights	3
Software license	2 a 5
Trademarks	10 to 20
Educational platform	3 a 10
Non-compete agreement	2 a 5